Distribution Date: Nov 27, 2006
DISTRIBUTION PACKAGE
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Diana J. Kenneally
Account Administrator
617-603-6406
503-258-5962
diana.kenneally@usbank.com
N/A
Aurora Loan Services LLC
May 25, 2006
April 30, 2006
April 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Remittance Summary Servicer

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Diana Kenneally
Account Administrator
617-603-6413
Diana.kenneally@usbank.com
Distribution Date
November 27, 2006
Determination Date November 20, 2006 Accrual Periods: Begin End
Record Date - Physical Certificates October 31, 2006 Libor Certificates 10/25/2006 11/26/2006
Record Date - non Physical Certificates November 24, 2006
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance
A1 5.41000% $272,815,000.00 $224,085,435.31 $10,076,294.37 $1,111,277.02 $11,187,571.39 $0.00 $0.00 $214,009,140.94
A2-A 5.49000% $221,631,000.00 $221,631,000.00 $0.00 $1,115,358.01 $1,115,358.01 $0.00 $0.00 $221,631,000.00
A2-B 5.55000% $22,321,000.00 $22,321,000.00 $0.00 $113,558.09 $113,558.09 $0.00 $0.00 $22,321,000.00
A3-A 5.55000% $168,979,000.00 $168,979,000.00 $0.00 $859,680.66 $859,680.66 $0.00 $0.00 $168,979,000.00
A3-B 5.62000% $18,775,000.00 $18,775,000.00 $0.00 $96,722.54 $96,722.54 $0.00 $0.00 $18,775,000.00
A4-A 5.65000% $68,045,000.00 $68,045,000.00 $0.00 $352,416.40 $352,416.40 $0.00 $0.00 $68,045,000.00
A4-B 5.70000% $7,560,000.00 $7,560,000.00 $0.00 $39,501.00 $39,501.00 $0.00 $0.00 $7,560,000.00
M1 5.72000% $37,190,000.00 $37,190,000.00 $0.00 $194,999.57 $194,999.57 $0.00 $0.00 $37,190,000.00
M2 5.74000% $15,313,000.00 $15,313,000.00 $0.00 $80,571.90 $80,571.90 $0.00 $0.00 $15,313,000.00
M3 5.76000% $4,375,000.00 $4,375,000.00 $0.00 $23,100.00 $23,100.00 $0.00 $0.00 $4,375,000.00
M4 5.87000% $12,251,000.00 $12,251,000.00 $0.00 $65,920.59 $65,920.59 $0.00 $0.00 $12,251,000.00
M5 5.97000% $5,687,000.00 $5,687,000.00 $0.00 $31,122.11 $31,122.11 $0.00 $0.00 $5,687,000.00
M6 6.12000% $4,812,000.00 $4,812,000.00 $0.00 $26,995.32 $26,995.32 $0.00 $0.00 $4,812,000.00
M7 6.57000% $4,375,000.00 $4,375,000.00 $0.00 $26,348.44 $26,348.44 $0.00 $0.00 $4,375,000.00
M8 7.00381% $6,563,000.00 $6,563,000.00 $0.00 $42,533.71 $42,533.71 $0.00 $0.00 $6,563,000.00
C 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
P 0.00000% $0.00 $0.00 $0.00 $170,384.64 $170,384.64 $0.00 $0.00 $0.00
X 0.00000% $4,383,554.16 $4,375,378.00 $0.00 $1,125,118.15 $1,125,118.15 $0.00 $0.00 $4,375,378.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
Totals: $870,692,000.00 $821,962,435.31 $10,076,294.37 $5,475,608.15 $15,551,902.52 $0.00 $0.00 $811,886,140.94
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A1 52522RAA8 $821.38238480 $36.93453208 $4.07337214 $0.00000000 $784.44785272 LIBOR 5.32000%
A2-A 52522RAB6 $1,000.00000000 $0.00000000 $5.03250001 $0.00000000 $1,000.00000000
A2-B 52522RAC4 $1,000.00000000 $0.00000000 $5.08750011 $0.00000000 $1,000.00000000
A3-A 52522RAD2 $1,000.00000000 $0.00000000 $5.08749999 $0.00000000 $1,000.00000000
A3-B 52522RAE0 $1,000.00000000 $0.00000000 $5.15166658 $0.00000000 $1,000.00000000
A4-A 52522RAF7 $1,000.00000000 $0.00000000 $5.17916673 $0.00000000 $1,000.00000000
A4-B 52522RAG5 $1,000.00000000 $0.00000000 $5.22500000 $0.00000000 $1,000.00000000
M1 52522RAH3 $1,000.00000000 $0.00000000 $5.24333342 $0.00000000 $1,000.00000000
M2 52522RAJ9 $1,000.00000000 $0.00000000 $5.26166656 $0.00000000 $1,000.00000000
M3 52522RAK6 $1,000.00000000 $0.00000000 $5.28000000 $0.00000000 $1,000.00000000
M4 52522RAL4 $1,000.00000000 $0.00000000 $5.38083340 $0.00000000 $1,000.00000000
M5 52522RAM2 $1,000.00000000 $0.00000000 $5.47250044 $0.00000000 $1,000.00000000
M6 52522RAN0 $1,000.00000000 $0.00000000 $5.61000000 $0.00000000 $1,000.00000000
M7 52522RAP5 $1,000.00000000 $0.00000000 $6.02250057 $0.00000000 $1,000.00000000
M8 52522RAQ3 $1,000.00000000 $0.00000000 $6.48083346 $0.00000000 $1,000.00000000
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A1 5.41000% $1,111,277.02 $0.00 $0.00 $0.00 $0.00 $0.00 $1,111,277.02 $0.00
A2-A 5.49000% $1,115,358.01 $0.00 $0.00 $0.00 $0.00 $0.00 $1,115,358.01 $0.00
A2-B 5.55000% $113,558.09 $0.00 $0.00 $0.00 $0.00 $0.00 $113,558.09 $0.00
A3-A 5.55000% $859,680.66 $0.00 $0.00 $0.00 $0.00 $0.00 $859,680.66 $0.00
A3-B 5.62000% $96,722.54 $0.00 $0.00 $0.00 $0.00 $0.00 $96,722.54 $0.00
A4-A 5.65000% $352,416.40 $0.00 $0.00 $0.00 $0.00 $0.00 $352,416.40 $0.00
A4-B 5.70000% $39,501.00 $0.00 $0.00 $0.00 $0.00 $0.00 $39,501.00 $0.00
M1 5.72000% $194,999.57 $0.00 $0.00 $0.00 $0.00 $0.00 $194,999.57 $0.00
M2 5.74000% $80,571.90 $0.00 $0.00 $0.00 $0.00 $0.00 $80,571.90 $0.00
M3 5.76000% $23,100.00 $0.00 $0.00 $0.00 $0.00 $0.00 $23,100.00 $0.00
M4 5.87000% $65,920.59 $0.00 $0.00 $0.00 $0.00 $0.00 $65,920.59 $0.00
M5 5.97000% $31,122.11 $0.00 $0.00 $0.00 $0.00 $0.00 $31,122.11 $0.00
M6 6.12000% $26,995.32 $0.00 $0.00 $0.00 $0.00 $0.00 $26,995.32 $0.00
M7 6.57000% $26,348.44 $0.00 $0.00 $0.00 $0.00 $0.00 $26,348.44 $0.00
M8 7.07000% $42,135.53 $0.00 $398.18 $398.18 $0.00 $0.00 $42,533.71 $0.00
C $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
P $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $170,384.64 $0.00
X $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,125,118.15 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Diana Kenneally
Account Administrator
617-603-6413
Diana.kenneally@usbank.com
Distribution Date
November 27, 2006
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Remic I-2/II-2 Regular Interests:
Remic I-2/II-2 Regular Interests Non-Remic I-2/II-2 Regular Interests Totals
Principal Interest Principal Interest Principal Interest
Distribution Distribution Distribution Distribution Distribution Distribution
A1 10,076,294.37 1,111,277.02 0.00 0.00 10,076,294.37 1,111,277.02
A2-A 0.00 1,115,358.01 0.00 0.00 0.00 1,115,358.01
A2-B 0.00 113,558.09 0.00 0.00 0.00 113,558.09
A3-A 0.00 859,680.66 0.00 0.00 0.00 859,680.66
A3-B 0.00 96,722.54 0.00 0.00 0.00 96,722.54
A4-A 0.00 352,416.40 0.00 0.00 0.00 352,416.40
A4-B 0.00 39,501.00 0.00 0.00 0.00 39,501.00
M1 0.00 194,999.57 0.00 0.00 0.00 194,999.57
M2 0.00 80,571.90 0.00 0.00 0.00 80,571.90
M3 0.00 23,100.00 0.00 0.00 0.00 23,100.00
M4 0.00 65,920.59 0.00 0.00 0.00 65,920.59
M5 0.00 31,122.11 0.00 0.00 0.00 31,122.11
M6 0.00 26,995.32 0.00 0.00 0.00 26,995.32
M7 0.00 26,348.44 0.00 0.00 0.00 26,348.44
M8 0.00 42,533.71 0.00 0.00 0.00 42,533.71
TOTAL 10,076,294.37 4,180,105.36 0.00 0.00 10,076,294.37 4,180,105.36
Cumulative X-I Distributions 7,742,499.80
Cumulative R Distributions 0.00
Cumulative C Distributions 0.00

Contact:
Diana Kenneally
Account Administrator
617-603-6413
Diana.kenneally@usbank.com
Distribution Date
November 27, 2006
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposits: Investment Income 0.00 Loans Became REO from immediately preceding month 0.00
Deposits: from waterfall 398.18 Amount of Advances required to be made by servicer 2,022,717.15
Withdrawal: Basis Risk Shortfalls 398.18 Amount of Advances actually made by servicer 2,022,717.15
Withdrawal: to the Supplemental Interest Account 0.00 Amount of Advance shortfall 0.00
Ending Balance 0.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance 0.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement 0.00 Servicer remittance 15,551,902.52
Withdrawal: Overfunded Interest Amount to Depositor 0.00 Funds from Capitalized Interest Account 0.00
Ending Balance 0.00 Funds from Prefund Account 0.00
Net Funds from Basis Risk account 0.00
Supplemental Interest Trust:
Net Payments to Trust from Swap Counterparty 0.00
Begininning Balance 0.00 15,551,902.52
Deposits: Investment Income 0.00
Deposits: Net Swap Payments to Trust 0.00 Distributions (B):
Deposits: Net Swap Payments to Counterparty from Waterfall 0.00 Trustee fee 0.00
Deposits: remaining amounts from Waterfall 0.00 Certificate Insurance Premium 0.00
Deposits: Excess funds from Basis Risk Reserve Account 0.00 Net Payments to Counterparty from Swap Trust 0.00
Withdrawals 0.00 Total interest distributed 5,475,608.15
Ending Balance 0.00 Total principal distributed 10,076,294.37
Net Deposits to Basis Risk account 0.00
15,551,902.52
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Diana Kenneally
Account Administrator
617-603-6413
Diana.kenneally@usbank.com
Distribution Date
November 27, 2006
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 1,909,055.08 Senior Enhancement Percentage 11.631%
B) Ending Collateral Balance 816,261,518.94 Senior Enhancement Percentage for purposes of Stepdown 11.095%
C) Current Delinquency Rate (A/B) 0.234%
D) Rolling Three Month Delinquency Rate 0.176% The later of:
E) Applicable Delinquency Event trigger limit 3.024% (x) May 2009 NO
F) Cumulative Realized Losses 0.00 (y) Distribution when Senior Enhancement % is >= 27.12% NO
G) Original Collateral Balance 875,075,554.16
H) Cumulative Loss % ( F / G) 0.00
I) Applicable Cumulative Loss Limit % (not applicable until June 2009) 100.000%
A Trigger Event will occur if either (1) or (2) is True: NO
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit NO
Excess interest distributions:
2) Cumulative Loss % exceeds applicable limit NO Excess available interest (A): 1,125,516.33
1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
Overcollateralization:
3) Required Basis Risk Reserve Deposit to BRRF 398.18
Ending Overcollateralization Amount 4,375,378.00 4) to Supp Interest Trust - Swap Term Payments 0.00
Target Overcollateralization Amount 4,375,378.00 5) Remaining Amounts to X 1,125,118.15
Ending Overcollateralization deficiency amount 0.00 (B): 1,125,516.33
Overcollateralization release amount 0.00
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Nov 27, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
826,337,813.31
12,916,272.28
2,839,977.91
0.00
816,261,518.94
1,119.02
12,069,328.73
845,824.53
0.00
0.00
12,916,272.28
5,563,453.84
258,230.33
2,839,977.91
0.00
0.00
0.00
0.00
2,465,245.60
170,384.64
0.00
15,551,902.52
2,256
2,225
0.9327897632
8.07920%
7.70420%
11.26067%
0.00
2,254
816,000,912.63
0.00
0.00
0.00
5,466,629.20
17
0
0.00
0.00
258,230.33
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 27, 2006
COLLATERAL / REMITTANCE SUMMARY - SERVICER
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Aurora
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
826,337,813.31
12,916,272.28
2,839,977.91
0.00
816,261,518.94
1,119.02
12,069,328.73
845,824.53
0.00
0.00
12,916,272.28
5,563,453.84
258,230.33
2,839,977.91
0.00
0.00
0.00
0.00
2,465,245.60
170,384.64
0.00
15,551,902.52
2,256
2,225
0.9327897632
8.07920%
7.70420%
11.26067%
0.00
2,254
816,000,912.63
0.00
0.00
0.00
5,466,629.20
17.00
0.00
0.00
0.00
258,230.33
0.00
0.00
0.00
0.00
0.00
826,337,813.31
12,916,272.28
2,839,977.91
0.00
816,261,518.94
1,119.02
12,069,328.73
845,824.53
0.00
0.00
12,916,272.28
5,563,453.84
258,230.33
2,839,977.91
0.00
0.00
0.00
0.00
2,465,245.60
170,384.64
0.00
15,551,902.52
2,256
2,225
0.9327897632
8.07920%
7.70420%
11.26067%
0.00
2,254
816,000,912.63
0.00
0.00
0.00
5,466,629.20
17.00
0.00
0.00
0.00
258,230.33
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance
%
0K to 99.99K
75 5,784,356.61 0.71%
100K to 199.99K
414 63,638,843.22 7.80%
200K to 299.99K
508 124,905,341.76 15.30%
300K to 399.99K
386 134,155,549.40 16.44%
400K to 499.99K
356 160,136,519.86 19.62%
500K to 599.99K
217 118,294,848.24 14.49%
600K to 699.99K
136 87,282,682.37 10.69%
700K to 799.99K
45 33,671,511.42 4.13%
800K to 899.99K
31 26,262,889.67 3.22%
900K to 999.99K
21 20,027,346.77 2.45%
1000K to 1099.99K
20 20,461,792.96 2.51%
1100K to 1199.99K
2 2,355,609.30 0.29%
1200K to 1299.99K
5 6,153,774.64 0.75%
1300K to 1399.99K
4 5,375,938.19 0.66%
1400K to 1499.99K
3 4,282,528.93 0.52%
1500K to 1599.99K
1 1,523,062.19 0.19%
1900K to 1999.99K
1 1,948,923.41 0.24%
Total
2,225
816,261,518.94
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1900K to 1999.99K
Balance

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
6.50% - 6.99%
8 2,499,542.02 0.31%
7.00% - 7.49%
94 35,499,456.27 4.35%
7.50% - 7.99%
564 227,306,502.93 27.85%
8.00% - 8.49%
1,130 422,698,056.96 51.78%
8.50% - 8.99%
429 128,257,960.76 15.71%
Total
2,225
816,261,518.94
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.08%
Count
Balance ($)
%
2.00% - 2.99%
236 89,991,249.07 11.02%
3.00% - 3.99%
1,989 726,270,269.87 88.98%
Total
2,225
816,261,518.94
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.31%
Count
Balance ($)
%
2.00% - 2.99%
236 89,991,249.07 11.02%
3.00% - 3.99%
1,989 726,270,269.87 88.98%
Total
2,225
816,261,518.94
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.31%
Count
Balance ($)
%
9.00% - 9.99%
374 145,941,914.50 17.88%
12.00% - 12.99%
1,851 670,319,604.44 82.12%
Total
2,225
816,261,518.94
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.63%
Count
Balance ($)
%
1
2,225 816,261,518.94 100.00%
Total
2,225
816,261,518.94
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
2,225 816,261,518.94 100.00%
Total
2,225
816,261,518.94
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
1 Month LIBOR
512 158,940,649.58 19.47%
1 Year MTA
1,713 657,320,869.36 80.53%
Total
2,225
816,261,518.94
100.00%
Indices
Index
Count
Balance ($)
%
Condominium
295 81,874,051.99 10.03%
Multifamily
164 59,827,469.11 7.33%
Planned Unit Development
442 163,062,096.12 19.98%
Single Family
1,324 511,497,901.72 62.66%
Total
2,225
816,261,518.94
100.00%
Property Type
Type
Count
Balance ($)
%
2005
12 3,709,539.65 0.45%
2006
2,213 812,551,979.29 99.55%
Total
2,225
816,261,518.94
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00%-19.99%
1 137,575.35 0.02%
25.00%-29.99%
3 757,257.99 0.09%
30.00%-34.99%
3 1,280,203.10 0.16%
35.00%-39.99%
4 754,053.09 0.09%
40.00%-44.99%
5 1,338,392.80 0.16%
45.00%-49.99%
6 1,327,901.25 0.16%
50.00%-54.99%
13 3,315,502.68 0.41%
55.00%-59.99%
20 9,354,665.56 1.15%
60.00%-64.99%
26 9,540,852.91 1.17%
65.00%-69.99%
67 26,980,946.90 3.31%
70.00%-74.99%
166 66,869,895.75 8.19%
75.00%-79.99%
496 181,102,989.70 22.19%
80.00%-84.99%
1,359 498,552,092.78 61.08%
85.00%-89.99%
14 4,578,092.90 0.56%
90.00%-94.99%
40 9,647,742.46 1.18%
95.00%-99.99%
2 723,353.72 0.09%
Total
2,225
816,261,518.94
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
337 - 360
1,394 499,511,864.60 61.20%
457 - 480
831 316,749,654.34 38.80%
Total
2,225
816,261,518.94
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 399
Count
Balance ($)
%
337 - 360
1,394 499,511,864.60 61.20%
457 - 480
831 316,749,654.34 38.80%
Total
2,225
816,261,518.94
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 399
Count
Balance ($)
%
337 - 360
1,394 499,511,864.60 61.20%
457 - 480
831 316,749,654.34 38.80%
Total
2,225
816,261,518.94
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 407
Count
Balance ($)
%
337 - 360
1,394 499,511,864.60 61.20%
457 - 480
831 316,749,654.34 38.80%
Total
2,225
816,261,518.94
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 407

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
ARIZONA
109 34,871,713.11 4.27%
CALIFORNIA
974 460,537,799.47 56.42%
COLORADO
58 13,907,038.84 1.70%
CONNECTICUT
10 2,986,513.23 0.37%
DELAWARE
3 728,877.52 0.09%
DISTRICT OF COLUMBIA
10 5,501,890.02 0.67%
FLORIDA
220 57,995,651.45 7.11%
GEORGIA
26 5,617,523.55 0.69%
IDAHO
13 2,672,633.60 0.33%
ILLINOIS
21 4,642,251.39 0.57%
INDIANA
5 359,544.33 0.04%
KANSAS
1 211,847.30 0.03%
KENTUCKY
1 108,496.34 0.01%
LOUISIANA
5 1,125,946.36 0.14%
MARYLAND
52 19,946,403.32 2.44%
MASSACHUSETTS
24 8,708,619.15 1.07%
MICHIGAN
43 8,165,514.16 1.00%
MINNESOTA
39 9,562,181.78 1.17%
MISSOURI
5 1,227,983.80 0.15%
MONTANA
2 1,200,281.88 0.15%
NEVADA
95 27,439,477.21 3.36%
NEW JERSEY
59 20,434,625.47 2.50%
NEW MEXICO
11 1,961,096.70 0.24%
NEW YORK
49 21,119,313.29 2.59%
NORTH CAROLINA
8 1,988,395.37 0.24%
OHIO
22 4,027,294.03 0.49%
OKLAHOMA
1 200,702.84 0.02%
OREGON
56 16,158,999.55 1.98%
PENNSYLVANIA
14 1,908,225.25 0.23%
RHODE ISLAND
3 748,746.80 0.09%
SOUTH CAROLINA
3 805,044.85 0.10%
TENNESSEE
6 1,088,684.56 0.13%
TEXAS
42 7,392,353.08 0.91%
UTAH
33 8,982,855.72 1.10%
VIRGINIA
56 20,140,487.49 2.47%
WASHINGTON
143 41,275,066.38 5.06%
WYOMING
3 511,439.75 0.06%
Total
2,225
816,261,518.94
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEVADA
NEW YORK
NEW JERSEY
VIRGINIA
MARYLAND
OREGON
COLORADO
MINNESOTA
UTAH
MASSACHUSETTS
MICHIGAN
TEXAS
GEORGIA
DISTRICT OF
COLUMBIA
ILLINOIS
OHIO
CONNECTICUT
IDAHO
NORTH CAROLINA
NEW MEXICO
PENNSYLVANIA
MISSOURI
MONTANA
LOUISIANA
TENNESSEE
SOUTH CAROLINA
RHODE ISLAND
DELAWARE
WYOMING
INDIANA
KANSAS
OKLAHOMA
KENTUCKY
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,215
811,724,401.65
99.68%
809,476,400.44
6
2,628,062.21
0.32%
2,601,721.60
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,221
814,352,463.86
812,078,122.04
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
105,819.25
5.54%
104,567.15
3
1,803,235.83
94.46%
1,778,807.39
0
0.00
0.00%
0.00
4
1,909,055.08
1,883,374.54
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,215
811,724,401.65
99.44%
809,476,400.44
6
2,628,062.21
0.32%
2,601,721.60
1
105,819.25
0.01%
104,567.15
3
1,803,235.83
0.22%
1,778,807.39
0
0.00
0.00%
0.00
2,225
816,261,518.94
100.00%
813,961,496.58
Current
30 - 59
days
60 - 89
days
90 - 120
days
Current 99.4%
30 - 59 days 0.3%
60 - 89 days 0.0%
90 - 120 days 0.2%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
6 2,628,062.21 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
6
2,628,062.21
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 1 105,819.25 5.54% 3 1,803,235.83 94.46% 0 0.00 0.00%
4
1,909,055.08
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
6
2,628,062.21
57.92%
1
105,819.25
2.33%
3
1,803,235.83
39.74%
0
0.00
0.00%
10
4,537,117.29
100.00%
57.92
2.33
39.74
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
57.92
0.00
42.08
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
Group 1
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
June 2006
July 2006
August 2006
September 2006
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
4 1,579,009.94 17 5,858,803.50 9 3,009,848.68 8 4,702,331.85 4 1,044,212.99 6 2,628,062.21
60 - 89 days
0 0.00 2 990,633.46 2 636,224.67 0 0.00 4 2,439,161.04 1 105,819.25
90 - 120 days
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 3 1,803,235.83
Foreclosure
0 0.00 0 0.00 0 0.00 0 0.00 4 2,439,161.04 4 1,909,055.08
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
06
8/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
11
/1
/2
00
6
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
Foreclosure

Distribution Date: Nov 27, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
17.22%
12,915,153.26
3 Month
20.68%
6 Month
16.12%
Life CPR
14.37%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
6 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Group 1
Total
Amount ($)

Distribution Date: Nov 27, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Nov 27, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Foreclosure
Count
Balance ($)
%
4 1,909,055.08 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
119866796 104,000.00 105,819.25 8.13% 08/01/2006 360
120011333 464,000.00 470,406.38 7.13% 07/01/2006 360
120002241 650,000.00 659,018.74 7.88% 07/01/2006 360
120012422 663,750.00 673,810.71 7.63% 07/01/2006 360
Total:
4
1,909,055.08
1,881,750.00

Distribution Date: Nov 27, 2006
REO LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
31 11,853,200.00 12,069,328.73 0.00 826,337,813.31
1.46%
98.54%
1
Prepayment 1.46%
Liquidation 0.00%
Beginning Balance 98.54%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
119497220 544,000.00 560,072.48 562,706.86 0.00 0.00 0.00 Voluntary PIF 10/18/2006 0.00 8.875% 19,275.27
119868909 85,600.00 87,124.66 87,430.79 0.00 0.00 0.00 Voluntary PIF 10/18/2006 0.00 8.875% 0.00
120002308 238,400.00 237,198.39 237,733.89 0.00 0.00 0.00 Voluntary PIF 10/24/2006 0.00 8.125% 7,689.77
120008412 761,000.00 773,994.80 777,230.53 0.00 0.00 0.00 Voluntary PIF 10/16/2006 0.00 8.000% 0.00
119431526 260,700.00 268,694.46 269,864.22 0.00 0.00 0.00 Voluntary PIF 10/13/2006 0.00 8.750% 9,108.97
119432409 322,000.00 332,297.26 333,802.22 0.00 0.00 0.00 Voluntary PIF 10/13/2006 0.00 8.375% 6,645.95
119496420 650,000.00 661,358.57 663,509.44 0.00 0.00 0.00 Voluntary PIF 10/06/2006 0.00 8.875% 0.00
119861649 152,800.00 153,881.87 154,230.76 0.00 0.00 0.00 Voluntary PIF 10/02/2006 0.00 7.125% 4,354.80
119864858 186,800.00 188,783.60 189,685.07 0.00 0.00 0.00 Voluntary PIF 10/18/2006 0.00 8.875% 0.00
119866127 448,000.00 455,091.15 456,626.36 0.00 0.00 0.00 Voluntary PIF 10/25/2006 0.00 8.125% 14,519.94
119867018 350,000.00 356,748.22 358,103.81 0.00 0.00 0.00 Voluntary PIF 10/26/2006 0.00 8.125% 11,355.64
119868354 1,040,000.00 1,054,380.88 1,057,544.56 0.00 0.00 0.00 Voluntary PIF 10/20/2006 0.00 8.125% 0.00
119871002 232,000.00 232,170.19 232,704.56 0.00 0.00 0.00 Voluntary PIF 10/04/2006 0.00 7.500% 6,943.75
120008255 279,000.00 282,495.81 283,416.23 0.00 0.00 0.00 Voluntary PIF 10/19/2006 0.00 8.000% 8,903.43
120009048 552,000.00 560,783.98 562,909.35 0.00 0.00 0.00 Voluntary PIF 10/30/2006 0.00 8.125% 0.00
119429314 196,000.00 200,452.69 201,186.00 0.00 0.00 0.00 Voluntary PIF 10/27/2006 0.00 8.875% 0.00
119862357 270,400.00 271,537.99 272,418.84 0.00 0.00 0.00 Voluntary PIF 10/23/2006 0.00 7.875% 0.00
119866416 131,000.00 133,452.37 133,871.74 0.00 0.00 0.00 Voluntary PIF 10/11/2006 0.00 8.125% 4,243.93
119871069 336,000.00 336,996.75 337,686.39 0.00 0.00 0.00 Voluntary PIF 10/31/2006 0.00 7.500% 0.00
119871713 385,000.00 383,659.37 384,931.33 0.00 0.00 0.00 Voluntary PIF 10/31/2006 0.00 7.625% 11,658.36
120004437 275,000.00 278,362.69 279,472.32 0.00 0.00 0.00 Voluntary PIF 10/24/2006 0.00 8.875% 0.00
120008081 76,500.00 76,785.57 77,009.94 0.00 0.00 0.00 Voluntary PIF 10/24/2006 0.00 8.875% 2,708.73
120008693 168,000.00 170,439.25 170,981.89 0.00 0.00 0.00 Voluntary PIF 10/05/2006 0.00 7.625% 0.00

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
120010772 308,000.00 310,875.88 311,695.29 0.00 0.00 0.00 Voluntary PIF 10/02/2006 0.00 7.125% 0.00
119864528 1,280,000.00 1,301,067.77 1,305,611.45 0.00 0.00 0.00 Voluntary PIF 10/25/2006 0.00 8.125% 0.00
119865731 442,400.00 451,547.70 453,378.83 0.00 0.00 0.00 Voluntary PIF 10/02/2006 0.00 8.125% 14,350.63
119870970 109,600.00 110,282.69 110,553.01 0.00 0.00 0.00 Voluntary PIF 10/18/2006 0.00 7.500% 3,280.00
119872216 720,000.00 730,165.57 732,481.80 0.00 0.00 0.00 Voluntary PIF 10/20/2006 0.00 7.750% 22,256.08
120006416 360,000.00 365,061.99 366,375.85 0.00 0.00 0.00 Voluntary PIF 10/18/2006 0.00 8.125% 0.00
120013230 276,000.00 279,585.92 280,452.52 0.00 0.00 0.00 Voluntary PIF 10/30/2006 0.00 8.875% 9,777.87
120015060 417,000.00 422,500.18 423,722.88 0.00 0.00 0.00 Voluntary PIF 10/03/2006 0.00 8.000% 13,311.52
Total:
31
11,853,200.00
12,027,850.70
0.00
12,069,328.73
0.00
0.00
0.00
170,384.64

Distribution Date: Nov 27, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 27, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #